Income tax (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes
Accumulated unremitted earnings not intended to be distributed	₽ 3,212	₽ 2,473
Tax payable to distribute unremitted earnings not intended to be distributed	161	124
Unrecognised deferred tax asset on tax loss carry forward	₽ 8	₽ 9	₽ 15
Cyprus
Disclosure of income taxes
Corporate income tax rate	12.50%
Capital gains tax	20.00%
Cyprus | Minimum
Disclosure of income taxes
Percentage of income derived from activities which do not lead to investment income	50.00%
Percentage of foreign tax burden on profit distributed as dividend	6.25%
Russia
Disclosure of income taxes
Corporate income tax rate	20.00%
Tax rate on income received from Russia government bonds	15.00%
Withholding tax rate on payment of dividends	15.00%
Reduced withholding tax rate on payment of dividends	5.00%
Kazakhstan
Disclosure of income taxes
Corporate income tax rate	20.00%